SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Gross proceeds from offering		$ 5,683	$ 1,186	$ 581
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from offering	$ 35,300
Non-transferable subscription rights	9
Subscription price of two ordinary shares	$ 7.16
Share price	$ 3.58